Fair value of financial instruments - Disclosure of unrealised gains and losses on Level 3 financial assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 7,104	£ 5,900	£ 5,980
Other income	48	52	62
Other comprehensive income	1,099	(1,240)	32
Total trading portfolio assets | Trading portfolio liabilities
Disclosure of detailed information about financial instruments [line items]
Trading income	5,160	4,201	£ 4,310
Level 3
Disclosure of detailed information about financial instruments [line items]
Trading income	53	(148)
Other income	(23)	77
Other comprehensive income	0	0
Total	30	(71)
Level 3 | Investment property
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income	0	0
Total	0	0
Level 3 | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income	(44)	(58)
Other income	1	0
Other comprehensive income	0	0
Total	(43)	(58)
Level 3 | Trading portfolio liabilities
Disclosure of detailed information about financial instruments [line items]
Trading income	1	(7)
Other income	0	0
Other comprehensive income	0	0
Total	1	(7)
Level 3 | Financial liabilities designated at fair value
Disclosure of detailed information about financial instruments [line items]
Trading income	43	(77)
Other income	0	0
Other comprehensive income	0	0
Total	43	(77)
Level 3 | Total trading portfolio assets
Disclosure of detailed information about financial instruments [line items]
Trading income	36	(9)
Other income	0	0
Other comprehensive income	0	0
Total	36	(9)
Level 3 | Financial assets at fair value through the income statement
Disclosure of detailed information about financial instruments [line items]
Trading income	13	0
Other income	(23)	55
Other comprehensive income	0	0
Total	(10)	55
Level 3 | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Trading income	4	3
Other income	(1)	22
Other comprehensive income	0	0
Total	£ 3	£ 25